Shareholder Report	5 Months Ended			6 Months Ended	8 Months Ended
	Dec. 03, 2021	Nov. 29, 2017	Nov. 20, 2017	Dec. 31, 2025 USD ($) Holding	Feb. 25, 2025
Shareholder Report [Line Items]
Document Type				N-CSRS
Amendment Flag				false
Registrant Name				FORUM FUNDS
Entity Central Index Key				0000315774
Entity Investment Company Type				N-1A
Document Period End Date				Dec. 31, 2025
C000012489
Shareholder Report [Line Items]
Fund Name				DF Dent Premier Growth Fund
Trading Symbol				DFDPX
Annual or Semi-Annual Statement [Text Block]				This semi-annual shareholder report contains important information about the DF Dent Premier Growth Fund for the period of July 1, 2025, to December 31, 2025.
Shareholder Report Annual or Semi-Annual				Semi-Annual Shareholder Report
Additional Information [Text Block]

This semi-annual shareholder report contains important information about the DF Dent Premier Growth Fund for the period of July 1, 2025, to December 31, 2025. You can find additional information about the Fund at https://dfdent.com/literature/. You can also request this information by contacting us at (866) 233-3368.

Additional Information Phone Number				(866) 233-3368
Additional Information Website				https://dfdent.com/literature/
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
DF Dent Premier Growth Fund	$50	0.99%

Expenses Paid, Amount				$ 50
Expense Ratio, Percent				0.99%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last six months?

During the period from June 30, 2025, through December 31, 2025, the Fund underperformed its benchmark, the S&P 500 Index. The underperformance was influenced primarily by stock selection. The largest detractors were stock selection in Financials, Industrials, Health Care, and Information Technology (IT).

Within IT, our underweight of the largest technology names (The Mag 7), and Artificial Intelligence (AI) stocks broadly detracted from performance. Our Software holdings contributed to the underperformance, too, as investors questioned the impact AI would have on their business models. Notably, the Communication Services sector contributed positively to the portfolio’s performance, as did an overweight in the Health Care sector and being underweight in Consumer Staples.

Despite the underperformance, we are encouraged that market breath improved throughout the year. While it came in fits and starts, there has been somewhat of a rotation away from the Magnificent 7 - only NVIDIA Corp. (NVDA) and Alphabet, Inc., Class C (GOOG) outperformed the S&P 500 Index in 2025 - and more recently in the fourth quarter of 2025 away from AI infrastructure companies.

Top Contributors

  Alphabet, Inc., Class C

  Thermo Fisher Scientific, Inc.

  Monolithic Power Systems, Inc.

  ASML Holding NV

  Danaher Corp.

Top Detractors

  Veeva Systems, Inc., Class A

  ServiceNow, Inc.

  Tyler Technologies, Inc.

  Uber Technologies, Inc.

  Intuit, Inc.

Performance Past Does Not Indicate Future [Text]				The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Date	DF Dent Premier Growth Fund	S&P 500® Index
12/31/15	$10,000	$10,000
03/31/16	$9,769	$10,135
06/30/16	$9,915	$10,384
09/30/16	$10,463	$10,784
12/31/16	$10,243	$11,196
03/31/17	$11,027	$11,875
06/30/17	$11,960	$12,242
09/30/17	$12,718	$12,790
12/31/17	$13,504	$13,640
03/31/18	$14,286	$13,537
06/30/18	$14,946	$14,002
09/30/18	$16,170	$15,081
12/31/18	$13,755	$13,042
03/31/19	$16,485	$14,822
06/30/19	$18,106	$15,460
09/30/19	$18,328	$15,723
12/31/19	$19,656	$17,149
03/31/20	$16,661	$13,788
06/30/20	$21,151	$16,620
09/30/20	$22,542	$18,105
12/31/20	$25,224	$20,304
03/31/21	$25,129	$21,558
06/30/21	$27,699	$23,401
09/30/21	$27,877	$23,537
12/31/21	$29,543	$26,132
03/31/22	$26,358	$24,931
06/30/22	$21,316	$20,916
09/30/22	$19,987	$19,895
12/31/22	$21,256	$21,399
03/31/23	$22,885	$23,004
06/30/23	$24,573	$25,015
09/30/23	$23,268	$24,196
12/31/23	$26,446	$27,025
03/31/24	$28,925	$29,878
06/30/24	$28,474	$31,157
09/30/24	$30,809	$32,992
12/31/24	$30,323	$33,786
03/31/25	$29,359	$32,343
06/30/25	$31,907	$35,882
09/30/25	$32,789	$38,797
12/31/25	$32,400	$39,827

Average Annual Return [Table Text Block]
	One Year	Five Year	Ten Year
DF Dent Premier Growth Fund	6.85%	5.14%	12.47%
S&P 500® Index	17.88%	14.42%	14.82%

No Deduction of Taxes [Text Block]				The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
Updated Performance Information Location [Text Block]				Updated performance can be found at https://dfdent.com/literature/.
AssetsNet				$ 220,532,634
Holdings Count | Holding				39
Advisory Fees Paid, Amount				$ 990,095
InvestmentCompanyPortfolioTurnover				12.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets	$220,532,634
# of Portfolio Holdings	39
Portfolio Turnover Rate	12%
Investment Advisory Fees (Net of fees waived)	$990,095

Holdings [Text Block]

Sector Weightings

(% total investments)*

Value	Value
Information Technology	27.9%
Financials	17.5%
Industrials	14.8%
Health Care	14.1%
Communication Services	8.0%
Materials	6.6%
Consumer Discretionary	6.6%
Real Estate	4.5%

* excluding cash equivalents

Largest Holdings [Text Block]

Top Ten Holdings

(% total investments)*

Alphabet, Inc., Class C	6.61%
Amazon.com, Inc.	6.54%
Microsoft Corp.	4.97%
Visa, Inc., Class A	4.92%
Mastercard, Inc., Class A	4.68%
HEICO Corp., Class A	4.29%
TransDigm Group, Inc.	3.73%
Danaher Corp.	3.08%
Uber Technologies, Inc.	3.03%
Monolithic Power Systems, Inc.	2.96%

* excluding cash equivalents

C000102025
Shareholder Report [Line Items]
Fund Name				DF Dent Midcap Growth Fund
Class Name				Investor
Trading Symbol				DFDMX
Annual or Semi-Annual Statement [Text Block]				This semi-annual shareholder report contains important information about the DF Dent Midcap Growth Fund for the period of July 1, 2025, to December 31, 2025.
Shareholder Report Annual or Semi-Annual				Semi-Annual Shareholder Report
Additional Information [Text Block]

This semi-annual shareholder report contains important information about the DF Dent Midcap Growth Fund for the period of July 1, 2025, to December 31, 2025. You can find additional information about the Fund at https://dfdent.com/literature/. You can also request this information by contacting us at (866) 233-3368.

Additional Information Phone Number				(866) 233-3368
Additional Information Website				https://dfdent.com/literature/
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$46	0.93%

Expenses Paid, Amount				$ 46
Expense Ratio, Percent				0.93%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last six months?

During the period from June 30, 2025, through December 31, 2025, the Fund underperformed both the Russell 2500 Index and the Russell Midcap Growth Index.

The underperformance relative to the Russell 2500 Index was notable. It was driven primarily by stock selection within Health Care, Industrials, Information Technology, Materials, and Financials. This was somewhat offset by underweights in Consumer Discretionary and Consumer Staples, and our overweighting of the Health Care and Information Technology sectors.

The underperformance relative to the Russell Midcap Growth Index was less severe. It was primarily driven by weakness from being overweight to the Software and Information Services sectors where there was great concern over the potential impact of Artificial Intelligence (AI) on their business models. Stock selection in Financials, Industrials, and Materials also materially detracted from performance. On the positive side, allocation was a significant positive. Underweights in Utilities, Communication Services, and Health Care helped offset the stock selection issues described above. Our overweight in Materials was the biggest positive contributor.

While we are disappointed with absolute and relative portfolio returns in 2025, we are heartened by the robust business performance of our holdings. We estimate the earnings of the portfolio grew by roughly 12% in 2025. This is meaningfully above the portfolio return. We are satisfied with this measure, particularly given that a meaningful percentage of the portfolio comprises companies where earnings growth is cyclically depressed.

Top Contributors

  West Pharmaceutical Services, Inc.

  Repligen Corp.

  Monolithic Power Systems, Inc.

  Medpace Holdings, Inc.

  CBRE Group, Inc., Class A

Top Detractors

  Goosehead Insurance, Inc., Class A

  Veeva Systems, Inc., Class A

  Kinsale Capital Group, Inc.

  CoStar Group, Inc.

  Tyler Technologies, Inc.

Performance Past Does Not Indicate Future [Text]				The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Date	Investor Shares	Russell 2500 Index	Russell Midcap Growth Index
12/31/15	$10,000	$10,000	$10,000
03/31/16	$9,980	$10,039	$10,058
06/30/16	$10,281	$10,398	$10,215
09/30/16	$10,716	$11,080	$10,684
12/31/16	$10,424	$11,759	$10,733
03/31/17	$11,127	$12,201	$11,473
06/30/17	$12,104	$12,461	$11,956
09/30/17	$12,801	$13,052	$12,588
12/31/17	$13,678	$13,736	$13,445
03/31/18	$14,397	$13,703	$13,737
06/30/18	$14,914	$14,485	$14,171
09/30/18	$16,022	$15,165	$15,244
12/31/18	$13,653	$12,362	$12,806
03/31/19	$16,264	$14,317	$15,319
06/30/19	$17,937	$14,741	$16,146
09/30/19	$18,097	$14,552	$16,038
12/31/19	$19,132	$15,794	$17,348
03/31/20	$16,295	$11,100	$13,872
06/30/20	$20,653	$14,049	$18,070
09/30/20	$21,619	$14,875	$19,763
12/31/20	$24,953	$18,952	$23,522
03/31/21	$24,616	$21,023	$23,389
06/30/21	$26,710	$22,167	$25,979
09/30/21	$26,900	$21,573	$25,781
12/31/21	$28,023	$22,398	$26,516
03/31/22	$24,234	$21,095	$23,180
06/30/22	$19,506	$17,513	$18,296
09/30/22	$18,205	$17,019	$18,176
12/31/22	$19,470	$18,284	$19,431
03/31/23	$21,147	$18,903	$21,206
06/30/23	$22,420	$19,891	$22,528
09/30/23	$21,118	$18,940	$21,351
12/31/23	$23,931	$21,469	$24,457
03/31/24	$25,753	$22,955	$26,779
06/30/24	$24,104	$21,973	$25,919
09/30/24	$26,656	$23,896	$27,614
12/31/24	$26,599	$24,044	$29,863
03/31/25	$26,092	$22,241	$27,736
06/30/25	$27,372	$24,150	$32,785
09/30/25	$28,102	$26,324	$33,696
12/31/25	$26,729	$26,907	$32,448

Average Annual Return [Table Text Block]
	One Year	Five Year	Ten Year
Investor Shares	0.49%	1.38%	10.33%
Russell 2500 Index	11.91%	7.26%	10.40%
Russell Midcap Growth Index	8.66%	6.65%	12.49%

No Deduction of Taxes [Text Block]				The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]				Effective June 1, 2024, the Fund changed its primary benchmark index from the Russell Midcap Growth Index to the Russell 2500 Index due to regulatory requirements. The Fund retained the Russell Midcap Growth Index as a secondary benchmark because the Russell Midcap Growth Index more closely reflects the market sectors in which the Fund invests.
Prior Market Index Comparison [Text Block]				The Fund retained the Russell Midcap Growth Index as a secondary benchmark
Updated Performance Information Location [Text Block]				Updated performance can be found at https://dfdent.com/literature/.
AssetsNet				$ 324,749,144
Holdings Count | Holding				37
Advisory Fees Paid, Amount				$ 1,258,486
InvestmentCompanyPortfolioTurnover				19.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets	$324,749,144
# of Portfolio Holdings	37
Portfolio Turnover Rate	19%
Investment Advisory Fees (Net of fees waived)	$1,258,486

Holdings [Text Block]

Sector Weightings

(% total investments)*

Value	Value
Industrials	23.8%
Information Technology	23.0%
Financials	17.2%
Health Care	15.9%
Materials	10.3%
Real Estate	8.0%
Consumer Discretionary	1.8%

* excluding cash equivalents

Largest Holdings [Text Block]

Top Ten Holdings

(% total investments)*

HEICO Corp., Class A	5.25%
Vulcan Materials Co.	5.18%
Ecolab, Inc.	5.10%
CoStar Group, Inc.	4.10%
Veralto Corp.	4.08%
Bio-Techne Corp.	3.89%
CBRE Group, Inc., Class A	3.89%
Kinsale Capital Group, Inc.	3.89%
Veeva Systems, Inc., Class A	3.79%
TransDigm Group, Inc.	3.71%

* excluding cash equivalents

C000195205
Shareholder Report [Line Items]
Fund Name				DF Dent Midcap Growth Fund
Class Name				Institutional
Trading Symbol				DFMGX
Annual or Semi-Annual Statement [Text Block]				This semi-annual shareholder report contains important information about the DF Dent Midcap Growth Fund for the period of July 1, 2025, to December 31, 2025.
Shareholder Report Annual or Semi-Annual				Semi-Annual Shareholder Report
Additional Information [Text Block]

This semi-annual shareholder report contains important information about the DF Dent Midcap Growth Fund for the period of July 1, 2025, to December 31, 2025. You can find additional information about the Fund at https://dfdent.com/literature/. You can also request this information by contacting us at (866) 233-3368.

Additional Information Phone Number				(866) 233-3368
Additional Information Website				https://dfdent.com/literature/
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$42	0.85%

Expenses Paid, Amount				$ 42
Expense Ratio, Percent				0.85%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last six months?

During the period from June 30, 2025, through December 31, 2025, the Fund underperformed both the Russell 2500 Index and the Russell Midcap Growth Index.

The underperformance relative to the Russell 2500 Index was notable. It was driven primarily by stock selection within Health Care, Industrials, Information Technology, Materials, and Financials. This was somewhat offset by underweights in Consumer Discretionary and Consumer Staples, and our overweighting of the Health Care and Information Technology sectors.

The underperformance relative to the Russell Midcap Growth Index was less severe. It was primarily driven by weakness from being overweight to the Software and Information Services sectors where there was great concern over the potential impact of Artificial Intelligence (AI) on their business models. Stock selection in Financials, Industrials, and Materials also materially detracted from performance. On the positive side, allocation was a significant positive. Underweights in Utilities, Communication Services, and Health Care helped offset the stock selection issues described above. Our overweight in Materials was the biggest positive contributor.

While we are disappointed with absolute and relative portfolio returns in 2025, we are heartened by the robust business performance of our holdings. We estimate the earnings of the portfolio grew by roughly 12% in 2025. This is meaningfully above the portfolio return. We are satisfied with this measure, particularly given that a meaningful percentage of the portfolio comprises companies where earnings growth is cyclically depressed.

Top Contributors

  West Pharmaceutical Services, Inc.

  Repligen Corp.

  Monolithic Power Systems, Inc.

  Medpace Holdings, Inc.

  CBRE Group, Inc., Class A

Top Detractors

  Goosehead Insurance, Inc., Class A

  Veeva Systems, Inc., Class A

  Kinsale Capital Group, Inc.

  CoStar Group, Inc.

  Tyler Technologies, Inc.

Performance Past Does Not Indicate Future [Text]				The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Date	Institutional SharesFootnote Reference1	Russell 2500 Index	Russell Midcap Growth Index
12/31/15	$500,000	$500,000	$500,000
3/31/16	$498,997	$501,965	$502,895
6/30/16	$514,047	$519,897	$510,753
9/30/16	$535,786	$554,017	$534,206
12/31/16	$521,194	$587,946	$536,643
3/31/17	$556,342	$610,030	$573,640
6/30/17	$605,215	$623,051	$597,820
9/30/17	$640,028	$652,594	$629,402
12/31/17	$683,908	$686,782	$672,240
3/31/18	$719,833	$685,140	$686,858
6/30/18	$746,021	$724,254	$708,545
9/30/18	$801,754	$758,267	$762,214
12/31/18	$683,300	$618,091	$640,305
3/31/19	$814,197	$715,858	$765,940
6/30/19	$898,568	$737,053	$807,314
9/30/19	$906,553	$727,602	$801,877
12/31/19	$959,018	$789,710	$867,420
3/31/20	$817,162	$554,994	$693,589
6/30/20	$1,035,725	$702,427	$903,475
9/30/20	$1,084,762	$743,747	$988,164
12/31/20	$1,252,152	$947,600	$1,176,104
3/31/21	$1,235,288	$1,051,162	$1,169,456
6/30/21	$1,340,337	$1,108,368	$1,298,939
9/30/21	$1,350,175	$1,078,644	$1,289,068
12/31/21	$1,406,325	$1,119,892	$1,325,801
3/31/22	$1,216,213	$1,054,749	$1,159,011
6/30/22	$979,115	$875,642	$914,787
9/30/22	$913,696	$850,970	$908,813
12/31/22	$977,308	$914,177	$971,534
3/31/23	$1,061,521	$945,170	$1,060,293
6/30/23	$1,125,494	$994,555	$1,126,395
9/30/23	$1,060,075	$946,994	$1,067,552
12/31/23	$1,201,756	$1,073,456	$1,222,840
3/31/24	$1,293,198	$1,147,734	$1,338,967
6/30/24	$1,210,792	$1,098,673	$1,295,942
9/30/24	$1,338,738	$1,194,792	$1,380,713
12/31/24	$1,335,847	$1,202,218	$1,493,125
3/31/25	$1,310,908	$1,112,035	$1,386,812
6/30/25	$1,375,604	$1,207,510	$1,639,237
9/30/25	$1,412,831	$1,316,185	$1,684,797
12/31/25	$1,344,159	$1,345,370	$1,622,385

Average Annual Return [Table Text Block]
	One Year	Five Year	Ten Year
Institutional SharesFootnote Reference1	0.62%	1.43%	10.39%
Russell 2500 Index	11.91%	7.26%	10.40%
Russell Midcap Growth Index	8.66%	6.65%	12.49%

Performance Inception Date		Nov. 29, 2017
No Deduction of Taxes [Text Block]				The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]				Effective June 1, 2024, the Fund changed its primary benchmark index from the Russell Midcap Growth Index to the Russell 2500 Index due to regulatory requirements. The Fund retained the Russell Midcap Growth Index as a secondary benchmark because the Russell Midcap Growth Index more closely reflects the market sectors in which the Fund invests.
Prior Market Index Comparison [Text Block]				The Fund retained the Russell Midcap Growth Index as a secondary benchmark
Updated Performance Information Location [Text Block]				Updated performance can be found at https://dfdent.com/literature/.
AssetsNet				$ 324,749,144
Holdings Count | Holding				37
Advisory Fees Paid, Amount				$ 1,258,486
InvestmentCompanyPortfolioTurnover				19.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets	$324,749,144
# of Portfolio Holdings	37
Portfolio Turnover Rate	19%
Investment Advisory Fees (Net of fees waived)	$1,258,486

Holdings [Text Block]

Sector Weightings

(% total investments)*

Value	Value
Industrials	23.8%
Information Technology	23.0%
Financials	17.2%
Health Care	15.9%
Materials	10.3%
Real Estate	8.0%
Consumer Discretionary	1.8%

* excluding cash equivalents

Largest Holdings [Text Block]

Top Ten Holdings

(% total investments)*

HEICO Corp., Class A	5.25%
Vulcan Materials Co.	5.18%
Ecolab, Inc.	5.10%
CoStar Group, Inc.	4.10%
Veralto Corp.	4.08%
Bio-Techne Corp.	3.89%
CBRE Group, Inc., Class A	3.89%
Kinsale Capital Group, Inc.	3.89%
Veeva Systems, Inc., Class A	3.79%
TransDigm Group, Inc.	3.71%

* excluding cash equivalents

C000231957
Shareholder Report [Line Items]
Fund Name				DF Dent Midcap Growth Fund
Class Name				Institutional Plus
Trading Symbol				DFMLX
Annual or Semi-Annual Statement [Text Block]				This semi-annual shareholder report contains important information about the DF Dent Midcap Growth Fund for the period of July 1, 2025, to December 31, 2025.
Shareholder Report Annual or Semi-Annual				Semi-Annual Shareholder Report
Additional Information [Text Block]

This semi-annual shareholder report contains important information about the DF Dent Midcap Growth Fund for the period of July 1, 2025, to December 31, 2025. You can find additional information about the Fund at https://dfdent.com/literature/. You can also request this information by contacting us at (866) 233-3368.

Additional Information Phone Number				(866) 233-3368
Additional Information Website				https://dfdent.com/literature/
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Plus Shares	$39	0.79%

Expenses Paid, Amount				$ 39
Expense Ratio, Percent				0.79%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last six months?

During the period from June 30, 2025, through December 31, 2025, the Fund underperformed both the Russell 2500 Index and the Russell Midcap Growth Index.

The underperformance relative to the Russell 2500 Index was notable. It was driven primarily by stock selection within Health Care, Industrials, Information Technology, Materials, and Financials. This was somewhat offset by underweights in Consumer Discretionary and Consumer Staples, and our overweighting of the Health Care and Information Technology sectors.

The underperformance relative to the Russell Midcap Growth Index was less severe. It was primarily driven by weakness from being overweight to the Software and Information Services sectors where there was great concern over the potential impact of Artificial Intelligence (AI) on their business models. Stock selection in Financials, Industrials, and Materials also materially detracted from performance. On the positive side, allocation was a significant positive. Underweights in Utilities, Communication Services, and Health Care helped offset the stock selection issues described above. Our overweight in Materials was the biggest positive contributor.

While we are disappointed with absolute and relative portfolio returns in 2025, we are heartened by the robust business performance of our holdings. We estimate the earnings of the portfolio grew by roughly 12% in 2025. This is meaningfully above the portfolio return. We are satisfied with this measure, particularly given that a meaningful percentage of the portfolio comprises companies where earnings growth is cyclically depressed.

Top Contributors

  West Pharmaceutical Services, Inc.

  Repligen Corp.

  Monolithic Power Systems, Inc.

  Medpace Holdings, Inc.

  CBRE Group, Inc., Class A

Top Detractors

  Goosehead Insurance, Inc., Class A

  Veeva Systems, Inc., Class A

  Kinsale Capital Group, Inc.

  CoStar Group, Inc.

  Tyler Technologies, Inc.

Performance Past Does Not Indicate Future [Text]				The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Date	Institutional Plus SharesFootnote Reference1	Russell 2500 Index	Russell Midcap Growth Index
12/31/15	$100,000,000	$100,000,000	$100,000,000
3/31/16	$99,799,331	$100,392,942	$100,578,926
6/30/16	$102,809,365	$103,979,477	$102,150,568
9/30/16	$107,157,191	$110,803,404	$106,841,294
12/31/16	$104,238,851	$117,589,163	$107,328,635
3/31/17	$111,268,446	$122,006,007	$114,727,976
6/30/17	$121,042,931	$124,610,186	$119,563,907
9/30/17	$128,005,577	$130,518,709	$125,880,371
12/31/17	$136,781,660	$137,356,401	$134,448,003
3/31/18	$143,966,558	$137,028,094	$137,371,604
6/30/18	$149,136,999	$144,850,707	$141,709,018
9/30/18	$160,216,515	$151,653,485	$152,442,878
12/31/18	$136,525,626	$123,618,133	$128,061,072
3/31/19	$162,636,325	$143,171,505	$153,187,937
6/30/19	$179,372,173	$147,410,649	$161,462,880
9/30/19	$180,969,370	$145,520,398	$160,375,400
12/31/19	$191,323,165	$157,942,060	$173,483,949
3/31/20	$162,950,451	$110,998,811	$138,717,821
6/30/20	$206,525,335	$140,485,421	$180,695,091
9/30/20	$216,193,075	$148,749,468	$197,632,714
12/31/20	$249,532,903	$189,520,085	$235,220,775
3/31/21	$246,159,887	$210,232,324	$233,891,190
6/30/21	$267,100,694	$221,673,508	$259,787,885
9/30/21	$268,998,016	$215,728,820	$257,813,652
12/31/21	$280,184,145	$223,978,476	$265,160,177
3/31/22	$242,307,799	$210,949,756	$231,802,169
6/30/22	$195,142,388	$175,128,332	$182,957,364
9/30/22	$182,180,901	$170,193,906	$181,762,688
12/31/22	$194,854,355	$182,835,377	$194,306,878
3/31/23	$211,704,288	$189,034,038	$212,058,557
6/30/23	$224,449,751	$198,910,962	$225,278,905
9/30/23	$211,416,255	$189,398,886	$213,510,380
12/31/23	$239,715,502	$214,691,278	$244,567,917
3/31/24	$258,005,600	$229,546,803	$267,793,437
6/30/24	$241,587,717	$219,734,576	$259,188,317
9/30/24	$267,366,674	$238,958,391	$276,142,644
12/31/24	$266,862,616	$240,443,562	$298,625,003
3/31/25	$261,894,046	$222,407,083	$277,362,422
6/30/25	$274,855,533	$241,502,065	$327,847,391
9/30/25	$282,272,384	$263,237,079	$336,959,309
12/31/25	$268,590,815	$269,074,083	$324,476,950

Average Annual Return [Table Text Block]
	One Year	Five Year	Ten Year
Institutional Plus SharesFootnote Reference1	0.65%	1.48%	10.38%
Russell 2500 Index	11.91%	7.26%	10.40%
Russell Midcap Growth Index	8.66%	6.65%	12.49%

Performance Inception Date	Dec. 03, 2021
No Deduction of Taxes [Text Block]				The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]				Effective June 1, 2024, the Fund changed its primary benchmark index from the Russell Midcap Growth Index to the Russell 2500 Index due to regulatory requirements. The Fund retained the Russell Midcap Growth Index as a secondary benchmark because the Russell Midcap Growth Index more closely reflects the market sectors in which the Fund invests.
Prior Market Index Comparison [Text Block]				The Fund retained the Russell Midcap Growth Index as a secondary benchmark
Updated Performance Information Location [Text Block]				Updated performance can be found at https://dfdent.com/literature/.
AssetsNet				$ 324,749,144
Holdings Count | Holding				37
Advisory Fees Paid, Amount				$ 1,258,486
InvestmentCompanyPortfolioTurnover				19.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets	$324,749,144
# of Portfolio Holdings	37
Portfolio Turnover Rate	19%
Investment Advisory Fees (Net of fees waived)	$1,258,486

Holdings [Text Block]

Sector Weightings

(% total investments)*

Value	Value
Industrials	23.8%
Information Technology	23.0%
Financials	17.2%
Health Care	15.9%
Materials	10.3%
Real Estate	8.0%
Consumer Discretionary	1.8%

* excluding cash equivalents

Largest Holdings [Text Block]

Top Ten Holdings

(% total investments)*

HEICO Corp., Class A	5.25%
Vulcan Materials Co.	5.18%
Ecolab, Inc.	5.10%
CoStar Group, Inc.	4.10%
Veralto Corp.	4.08%
Bio-Techne Corp.	3.89%
CBRE Group, Inc., Class A	3.89%
Kinsale Capital Group, Inc.	3.89%
Veeva Systems, Inc., Class A	3.79%
TransDigm Group, Inc.	3.71%

* excluding cash equivalents

C000115949
Shareholder Report [Line Items]
Fund Name				DF Dent Small Cap Growth Fund
Class Name				Investor
Trading Symbol				DFDSX
Annual or Semi-Annual Statement [Text Block]				This semi-annual shareholder report contains important information about the DF Dent Small Cap Growth Fund for the period of July 1, 2025, to December 31, 2025.
Shareholder Report Annual or Semi-Annual				Semi-Annual Shareholder Report
Additional Information [Text Block]

This semi-annual shareholder report contains important information about the DF Dent Small Cap Growth Fund for the period of July 1, 2025, to December 31, 2025. You can find additional information about the Fund at https://dfdent.com/literature/. You can also request this information by contacting us at (866) 233-3368.

Additional Information Phone Number				(866) 233-3368
Additional Information Website				https://dfdent.com/literature/
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$53	1.05%

Expenses Paid, Amount				$ 53
Expense Ratio, Percent				1.05%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last six months?

During the period June 30, 2025, through December 31, 2025, the Fund underperformed both the Russell 2000 Index and the Russell 2000 Growth Index.

The underperformance relative to the Russell 2000 Index was driven almost entirely by stock selection. Consumer Discretionary, Financials, Health Care, Industrials, and Information Technology sectors were all drags versus the index. Allocation was barely a factor. Being overweight Materials and underweight Financials had the most positive impacts.

The underperformance relative to the Russell 2000 Growth Index was driven primarily by stock selection in the Health Care, Financials, Industrials, Real Estate, and Information Technology sectors. This was partially offset by stock selection in the Materials space. Allocation was a modest positive. Underweights in Communication Services, Consumer Discretionary added to performance versus the index while a Health Care overweight detracted.

During the third quarter of 2025, specifically a huge deficit in September, accounted for most of the underperformance. Unprofitable, high beta companies outperformed while high free cash flow businesses aligned with the Fund’s quality bias declined. In the fourth quarter of 2025, our structural zero weighting of no earnings biotechnology stocks was the largest negative.

At the start of 2025, we felt relatively more cautious as valuations in many companies appeared stretched to us while policy and economic uncertainty were building. There will always be sources of uncertainty, but valuations in our quality growth corner of the market appear more attractive to us now. In December 2024 our weighted-average internal rate of return (IRR) expectation for the underlying companies in our portfolio was 9%. Today, it is 14%, largely as a function of lower starting valuations. For the most part, the underlying businesses we’ve invested in have continued to perform well over the last year. We estimate the earnings of the portfolio grew by roughly 13% in 2025, below our long-term expectations but not outside of normal annual variance.

Top Contributors

  Perimeter Solutions, Inc.

  Medpace Holdings, Inc.

  Repligen Corp.

  RBC Bearings, Inc.

  Bio-Techne Corp.

Top Detractors

  Goosehead Insurance, Inc., Class A

  SPS Commerce, Inc.

  Morningstar, Inc.

  Kinsale Capital Group, Inc.

  Floor & Decor Holdings, Inc., Class A

Performance Past Does Not Indicate Future [Text]				The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Date	Investor Shares	Russell 2000® Index	Russell 2000 Growth Index
12/31/15	$10,000	$10,000	$10,000
03/31/16	$9,925	$9,848	$9,532
06/30/16	$10,799	$10,222	$9,841
09/30/16	$11,513	$11,146	$10,748
12/31/16	$11,645	$12,131	$11,132
03/31/17	$11,889	$12,430	$11,727
06/30/17	$12,491	$12,736	$12,242
09/30/17	$13,026	$13,458	$13,003
12/31/17	$13,459	$13,908	$13,599
03/31/18	$13,900	$13,896	$13,912
06/30/18	$15,009	$14,973	$14,918
09/30/18	$16,325	$15,509	$15,742
12/31/18	$13,254	$12,376	$12,334
03/31/19	$15,515	$14,181	$14,448
06/30/19	$17,262	$14,478	$14,845
09/30/19	$16,676	$14,130	$14,226
12/31/19	$18,071	$15,535	$15,847
03/31/20	$14,403	$10,779	$11,764
06/30/20	$18,829	$13,519	$15,362
09/30/20	$20,017	$14,185	$16,461
12/31/20	$24,338	$18,636	$21,335
03/31/21	$24,370	$21,002	$22,375
06/30/21	$26,096	$21,904	$23,251
09/30/21	$26,358	$20,949	$21,937
12/31/21	$27,887	$21,397	$21,939
03/31/22	$23,463	$19,787	$19,169
06/30/22	$19,488	$16,385	$15,478
09/30/22	$18,663	$16,026	$15,516
12/31/22	$19,434	$17,024	$16,157
03/31/23	$21,116	$17,491	$17,138
06/30/23	$22,241	$18,401	$18,347
09/30/23	$21,534	$17,457	$17,004
12/31/23	$23,763	$19,906	$19,171
03/31/24	$25,734	$20,938	$20,625
06/30/24	$23,880	$20,251	$20,023
09/30/24	$26,752	$22,129	$21,707
12/31/24	$26,355	$22,203	$22,077
03/31/25	$24,373	$20,099	$19,623
06/30/25	$25,520	$21,807	$21,971
09/30/25	$25,562	$24,510	$24,650
12/31/25	$25,498	$25,047	$24,949

Average Annual Return [Table Text Block]
	One Year	Five Year	Ten Year
Investor Shares	-3.25%	0.94%	9.81%
Russell 2000® Index	12.81%	6.09%	9.62%
Russell 2000 Growth Index	13.01%	3.18%	9.57%

No Deduction of Taxes [Text Block]				The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]				Effective June 1, 2024, the Fund changed its primary benchmark index from the Russell 2000 Growth Index to the Russell 2000 Index due to regulatory requirements. The Fund retained the Russell 2000 Growth Index as a secondary benchmark because the Russell 2000 Growth Index more closely reflects the market sectors in which the Fund invests.
Prior Market Index Comparison [Text Block]				The Fund retained the Russell 2000 Growth Index as a secondary benchmark
Updated Performance Information Location [Text Block]				Updated performance can be found at https://dfdent.com/literature/.
AssetsNet				$ 168,351,770
Holdings Count | Holding				46
Advisory Fees Paid, Amount				$ 654,962
InvestmentCompanyPortfolioTurnover				24.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets	$168,351,770
# of Portfolio Holdings	46
Portfolio Turnover Rate	24%
Investment Advisory Fees (Net of fees waived)	$654,962

Holdings [Text Block]

Sector Weightings

(% total investments)*

Value	Value
Industrials	32.2%
Information Technology	27.5%
Health Care	14.6%
Financials	10.1%
Materials	8.3%
Consumer Discretionary	3.8%
Real Estate	2.0%
Consumer Staples	1.5%

* excluding cash equivalents

Largest Holdings [Text Block]

Top Ten Holdings

(% total investments)*

Perimeter Solutions, Inc.	6.35%
RBC Bearings, Inc.	3.90%
Repligen Corp.	3.84%
HEICO Corp., Class A	3.62%
Hamilton Lane, Inc., Class A	3.46%
Hayward Holdings, Inc.	3.22%
Novanta, Inc.	3.12%
Casella Waste Systems, Inc.	3.12%
The Descartes Systems Group, Inc.	2.97%
Appfolio, Inc.	2.91%

* excluding cash equivalents

C000195206
Shareholder Report [Line Items]
Fund Name				DF Dent Small Cap Growth Fund
Class Name				Institutional
Trading Symbol				DFSGX
Annual or Semi-Annual Statement [Text Block]				This semi-annual shareholder report contains important information about the DF Dent Small Cap Growth Fund for the period of July 1, 2025, to December 31, 2025.
Shareholder Report Annual or Semi-Annual				Semi-Annual Shareholder Report
Additional Information [Text Block]

This semi-annual shareholder report contains important information about the DF Dent Small Cap Growth Fund for the period of July 1, 2025, to December 31, 2025. You can find additional information about the Fund at https://dfdent.com/literature/. You can also request this information by contacting us at (866) 233-3368.

Additional Information Phone Number				(866) 233-3368
Additional Information Website				https://dfdent.com/literature/
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$48	0.95%

Expenses Paid, Amount				$ 48
Expense Ratio, Percent				0.95%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last six months?

During the period June 30, 2025, through December 31, 2025, the Fund underperformed both the Russell 2000 Index and the Russell 2000 Growth Index.

The underperformance relative to the Russell 2000 Index was driven almost entirely by stock selection. Consumer Discretionary, Financials, Health Care, Industrials, and Information Technology sectors were all drags versus the index. Allocation was barely a factor. Being overweight Materials and underweight Financials had the most positive impacts.

The underperformance relative to the Russell 2000 Growth Index was driven primarily by stock selection in the Health Care, Financials, Industrials, Real Estate, and Information Technology sectors. This was partially offset by stock selection in the Materials space. Allocation was a modest positive. Underweights in Communication Services, Consumer Discretionary added to performance versus the index while a Health Care overweight detracted.

During the third quarter of 2025, specifically a huge deficit in September, accounted for most of the underperformance. Unprofitable, high beta companies outperformed while high free cash flow businesses aligned with the Fund’s quality bias declined. In the fourth quarter of 2025, our structural zero weighting of no earnings biotechnology stocks was the largest negative.

At the start of 2025, we felt relatively more cautious as valuations in many companies appeared stretched to us while policy and economic uncertainty were building. There will always be sources of uncertainty, but valuations in our quality growth corner of the market appear more attractive to us now. In December 2024 our weighted-average internal rate of return (IRR) expectation for the underlying companies in our portfolio was 9%. Today, it is 14%, largely as a function of lower starting valuations. For the most part, the underlying businesses we’ve invested in have continued to perform well over the last year. We estimate the earnings of the portfolio grew by roughly 13% in 2025, below our long-term expectations but not outside of normal annual variance.

Top Contributors

  Perimeter Solutions, Inc.

  Medpace Holdings, Inc.

  Repligen Corp.

  RBC Bearings, Inc.

  Bio-Techne Corp.

Top Detractors

  Goosehead Insurance, Inc., Class A

  SPS Commerce, Inc.

  Morningstar, Inc.

  Kinsale Capital Group, Inc.

  Floor & Decor Holdings, Inc., Class A

Performance Past Does Not Indicate Future [Text]				The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Date	Institutional SharesFootnote Reference1	Russell 2000® Index	Russell 2000 Growth Index
12/31/15	$500,000	$500,000	$500,000
3/31/16	$496,241	$492,407	$476,585
6/30/16	$539,944	$511,079	$492,031
9/30/16	$575,658	$557,310	$537,404
12/31/16	$582,237	$606,540	$556,590
3/31/17	$594,455	$621,497	$586,361
6/30/17	$624,530	$636,808	$612,095
9/30/17	$651,316	$672,905	$650,157
12/31/17	$672,932	$695,382	$679,968
3/31/18	$695,489	$694,796	$695,603
6/30/18	$750,470	$748,669	$745,913
9/30/18	$817,199	$775,444	$787,111
12/31/18	$663,180	$618,792	$616,677
3/31/19	$776,739	$709,038	$722,405
6/30/19	$864,557	$723,892	$742,257
9/30/19	$835,284	$706,513	$711,282
12/31/19	$905,521	$776,739	$792,327
3/31/20	$721,651	$538,942	$588,185
6/30/20	$943,422	$675,934	$768,076
9/30/20	$1,003,346	$709,270	$823,055
12/31/20	$1,220,419	$931,782	$1,066,729
3/31/21	$1,222,511	$1,050,110	$1,118,735
6/30/21	$1,309,348	$1,095,186	$1,162,561
9/30/21	$1,322,426	$1,047,432	$1,096,846
12/31/21	$1,399,942	$1,069,862	$1,096,968
3/31/22	$1,177,686	$989,347	$958,450
6/30/22	$978,460	$819,227	$773,907
9/30/22	$937,222	$801,309	$775,779
12/31/22	$976,317	$851,221	$807,835
3/31/23	$1,060,935	$874,525	$856,893
6/30/23	$1,117,704	$920,047	$917,325
9/30/23	$1,082,357	$872,866	$850,190
12/31/23	$1,194,824	$995,323	$958,565
3/31/24	$1,294,437	$1,046,882	$1,031,241
6/30/24	$1,201,251	$1,012,568	$1,001,138
9/30/24	$1,346,386	$1,106,462	$1,085,334
12/31/24	$1,327,106	$1,110,162	$1,103,828
3/31/25	$1,227,493	$1,004,930	$981,129
6/30/25	$1,285,333	$1,090,346	$1,098,527
9/30/25	$1,287,475	$1,225,491	$1,232,479
12/31/25	$1,284,797	$1,252,340	$1,247,466

Average Annual Return [Table Text Block]
	One Year	Five Year	Ten Year
Institutional SharesFootnote Reference1	-3.19%	1.03%	9.90%
Russell 2000® Index	12.81%	6.09%	9.62%
Russell 2000 Growth Index	13.01%	3.18%	9.57%

Performance Inception Date			Nov. 20, 2017
No Deduction of Taxes [Text Block]				The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]				Effective June 1, 2024, the Fund changed its primary benchmark index from the Russell 2000 Growth Index to the Russell 2000 Index due to regulatory requirements. The Fund retained the Russell 2000 Growth Index as a secondary benchmark because the Russell 2000 Growth Index more closely reflects the market sectors in which the Fund invests.
Prior Market Index Comparison [Text Block]				The Fund retained the Russell 2000 Growth Index as a secondary benchmark
Updated Performance Information Location [Text Block]				Updated performance can be found at https://dfdent.com/literature/.
AssetsNet				$ 168,351,770
Holdings Count | Holding				46
Advisory Fees Paid, Amount				$ 654,962
InvestmentCompanyPortfolioTurnover				24.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets	$168,351,770
# of Portfolio Holdings	46
Portfolio Turnover Rate	24%
Investment Advisory Fees (Net of fees waived)	$654,962

Holdings [Text Block]

Sector Weightings

(% total investments)*

Value	Value
Industrials	32.2%
Information Technology	27.5%
Health Care	14.6%
Financials	10.1%
Materials	8.3%
Consumer Discretionary	3.8%
Real Estate	2.0%
Consumer Staples	1.5%

* excluding cash equivalents

Largest Holdings [Text Block]

Top Ten Holdings

(% total investments)*

Perimeter Solutions, Inc.	6.35%
RBC Bearings, Inc.	3.90%
Repligen Corp.	3.84%
HEICO Corp., Class A	3.62%
Hamilton Lane, Inc., Class A	3.46%
Hayward Holdings, Inc.	3.22%
Novanta, Inc.	3.12%
Casella Waste Systems, Inc.	3.12%
The Descartes Systems Group, Inc.	2.97%
Appfolio, Inc.	2.91%

* excluding cash equivalents

C000256263
Shareholder Report [Line Items]
Fund Name				DF Dent Small Cap Growth Fund
Class Name				Institutional Plus
Trading Symbol				DFSLX
Annual or Semi-Annual Statement [Text Block]				This semi-annual shareholder report contains important information about the DF Dent Small Cap Growth Fund for the period of July 1, 2025, to December 31, 2025.
Shareholder Report Annual or Semi-Annual				Semi-Annual Shareholder Report
Additional Information [Text Block]

This semi-annual shareholder report contains important information about the DF Dent Small Cap Growth Fund for the period of July 1, 2025, to December 31, 2025. You can find additional information about the Fund at https://dfdent.com/literature/. You can also request this information by contacting us at (866) 233-3368.

Additional Information Phone Number				(866) 233-3368
Additional Information Website				https://dfdent.com/literature/
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Plus Shares	$43	0.85%

Expenses Paid, Amount				$ 43
Expense Ratio, Percent				0.85%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last six months?

During the period June 30, 2025, through December 31, 2025, the Fund underperformed both the Russell 2000 Index and the Russell 2000 Growth Index.

The underperformance relative to the Russell 2000 Index was driven almost entirely by stock selection. Consumer Discretionary, Financials, Health Care, Industrials, and Information Technology sectors were all drags versus the index. Allocation was barely a factor. Being overweight Materials and underweight Financials had the most positive impacts.

The underperformance relative to the Russell 2000 Growth Index was driven primarily by stock selection in the Health Care, Financials, Industrials, Real Estate, and Information Technology sectors. This was partially offset by stock selection in the Materials space. Allocation was a modest positive. Underweights in Communication Services, Consumer Discretionary added to performance versus the index while a Health Care overweight detracted.

During the third quarter of 2025, specifically a huge deficit in September, accounted for most of the underperformance. Unprofitable, high beta companies outperformed while high free cash flow businesses aligned with the Fund’s quality bias declined. In the fourth quarter of 2025, our structural zero weighting of no earnings biotechnology stocks was the largest negative.

At the start of 2025, we felt relatively more cautious as valuations in many companies appeared stretched to us while policy and economic uncertainty were building. There will always be sources of uncertainty, but valuations in our quality growth corner of the market appear more attractive to us now. In December 2024 our weighted-average internal rate of return (IRR) expectation for the underlying companies in our portfolio was 9%. Today, it is 14%, largely as a function of lower starting valuations. For the most part, the underlying businesses we’ve invested in have continued to perform well over the last year. We estimate the earnings of the portfolio grew by roughly 13% in 2025, below our long-term expectations but not outside of normal annual variance.

Top Contributors

  Perimeter Solutions, Inc.

  Medpace Holdings, Inc.

  Repligen Corp.

  RBC Bearings, Inc.

  Bio-Techne Corp.

Top Detractors

  Goosehead Insurance, Inc., Class A

  SPS Commerce, Inc.

  Morningstar, Inc.

  Kinsale Capital Group, Inc.

  Floor & Decor Holdings, Inc., Class A

Performance Past Does Not Indicate Future [Text]				The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Date	Institutional Plus SharesFootnote Reference1	Russell 2000® Index	Russell 2000 Growth Index
12/31/15	$100,000,000	$100,000,000	$100,000,000
3/31/16	$99,248,120	$98,481,498	$95,317,047
6/30/16	$107,988,722	$102,215,709	$98,406,269
9/30/16	$115,131,579	$111,462,037	$107,480,731
12/31/16	$116,447,368	$121,307,996	$111,318,005
3/31/17	$118,890,977	$124,299,341	$117,272,136
6/30/17	$124,906,015	$127,361,567	$122,419,065
9/30/17	$130,263,158	$134,581,077	$130,031,396
12/31/17	$134,586,466	$139,076,380	$135,993,508
3/31/18	$139,003,759	$138,959,252	$139,120,532
6/30/18	$150,093,985	$149,733,747	$149,182,586
9/30/18	$163,251,880	$155,088,730	$157,422,299
12/31/18	$132,541,960	$123,758,494	$123,335,332
3/31/19	$155,153,841	$141,807,510	$144,481,009
6/30/19	$172,617,481	$144,778,475	$148,451,398
9/30/19	$166,762,619	$141,302,620	$142,256,376
12/31/19	$180,708,423	$155,347,729	$158,465,500
3/31/20	$144,034,038	$107,788,433	$117,636,952
6/30/20	$188,289,161	$135,186,747	$153,615,274
9/30/20	$200,172,482	$141,854,052	$164,611,013
12/31/20	$243,383,742	$186,356,498	$213,345,832
3/31/21	$243,697,650	$210,021,964	$223,746,935
6/30/21	$260,962,619	$219,037,239	$232,512,147
9/30/21	$263,578,523	$209,486,401	$219,369,139
12/31/21	$278,873,097	$213,972,498	$219,393,699
3/31/22	$234,626,232	$197,869,348	$191,689,964
6/30/22	$194,879,049	$163,845,374	$154,781,356
9/30/22	$186,629,633	$160,261,761	$155,155,710
12/31/22	$194,343,372	$170,244,142	$161,567,022
3/31/23	$211,163,609	$174,905,084	$171,378,504
6/30/23	$222,412,812	$184,009,375	$183,465,029
9/30/23	$215,341,884	$174,573,161	$170,037,904
12/31/23	$237,626,020	$199,064,560	$191,712,928
3/31/24	$257,338,909	$209,376,306	$206,248,235
6/30/24	$238,804,508	$202,513,592	$200,227,568
9/30/24	$267,516,759	$221,292,347	$217,066,856
12/31/24	$263,552,754	$222,032,450	$220,765,572
3/31/25	$243,728,349	$200,986,069	$196,225,783
6/30/25	$255,319,269	$218,069,213	$219,705,404
9/30/25	$255,850,963	$245,098,285	$246,495,716
12/31/25	$255,319,269	$250,467,904	$249,493,248

Average Annual Return [Table Text Block]
	One Year	Five Year	Ten Year
Institutional Plus SharesFootnote Reference1	-3.12%	0.96%	9.83%
Russell 2000® Index	12.81%	6.09%	9.62%
Russell 2000 Growth Index	13.01%	3.18%	9.57%

Performance Inception Date					Feb. 25, 2025
No Deduction of Taxes [Text Block]				The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]				Effective June 1, 2024, the Fund changed its primary benchmark index from the Russell 2000 Growth Index to the Russell 2000 Index due to regulatory requirements. The Fund retained the Russell 2000 Growth Index as a secondary benchmark because the Russell 2000 Growth Index more closely reflects the market sectors in which the Fund invests.
Prior Market Index Comparison [Text Block]				The Fund retained the Russell 2000 Growth Index as a secondary benchmark
Updated Performance Information Location [Text Block]				Updated performance can be found at https://dfdent.com/literature/.
AssetsNet				$ 168,351,770
Holdings Count | Holding				46
Advisory Fees Paid, Amount				$ 654,962
InvestmentCompanyPortfolioTurnover				24.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets	$168,351,770
# of Portfolio Holdings	46
Portfolio Turnover Rate	24%
Investment Advisory Fees (Net of fees waived)	$654,962

Holdings [Text Block]

Sector Weightings

(% total investments)*

Value	Value
Industrials	32.2%
Information Technology	27.5%
Health Care	14.6%
Financials	10.1%
Materials	8.3%
Consumer Discretionary	3.8%
Real Estate	2.0%
Consumer Staples	1.5%

* excluding cash equivalents

Largest Holdings [Text Block]

Top Ten Holdings

(% total investments)*

Perimeter Solutions, Inc.	6.35%
RBC Bearings, Inc.	3.90%
Repligen Corp.	3.84%
HEICO Corp., Class A	3.62%
Hamilton Lane, Inc., Class A	3.46%
Hayward Holdings, Inc.	3.22%
Novanta, Inc.	3.12%
Casella Waste Systems, Inc.	3.12%
The Descartes Systems Group, Inc.	2.97%
Appfolio, Inc.	2.91%

* excluding cash equivalents